Contingent consideration liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Contingent Consideration [Abstract]
Contingent consideration liabilities

33. Contingent consideration liabilities
The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2021	5,359	–	477	33	5,869
Remeasurement through income statement	1,026	–	32	5	1,063
Cash payments: operating cash flows	(721)	–	(21)	–	(742)
Cash payments: investing activities	(105)	–	(9)	–	(114)
At 31 December 2021	5,559	–	479	38	6,076
Remeasurement through income statement	1,431	17	231	(34)	1,645
Exchange movement through reserves	–	2	–	–	2
Initial recognition from business combinations	–	482	–	–	482
Cash payments: operating cash flows	(1,031)	–	(27)	–	(1,058)
Cash payments: investing activities	(69)	–	(10)	–	(79)
At 31 December 2022	5,890	501	673	4	7,068
Remeasurement through income statement	934	44	(210)	–	768
Exchange movement through reserves	–	(29)	–	–	(29)
Cash payments: operating cash flows	(1,106)	–	(28)	–	(1,134)
Cash payments: investing activities	–	–	(11)	–	(11)
At 31 December 2023	5,718	516	424	4	6,662
Of the contingent consideration payable at 31 December 2023, £1,053 million (2022: £1,289 million) is expected to be paid within one year.
The consideration payable for the acquisition of the Shionogi-ViiV Healthcare joint venture, Affinivax and the Novartis Vaccines business are expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8% (2022: 8%), the Affinivax contingent consideration liability is discounted at 8.5% (2022: 9.9%) and the Novartis Vaccines contingent consideration liability is discounted at 7.5% (2022: 7.5%) for commercialised products and at 8.5% (2022: 8.5%) for pipeline assets.
The Shionogi-ViiV Healthcare and Novartis Vaccines contingent consideration liabilities are calculated principally based on the forecast sales performance of specified products over the lives of those products.
The Affinivax contingent consideration is based upon two potential milestone payments, each of $0.6 billion (£0.5 billion) which will be paid if certain paediatric clinical development milestones are achieved.
The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

		2023		2022
Increase/(decrease) in financial liability and loss/(gain) in income statement	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m	Shionogi-ViiV Healthcare £m	Affinivax £m	Novartis Vaccines £m
10% increase in sales forecasts*	539	N/A	63	556	N/A	103
15% increase in sales forecasts*	807	N/A	94	834	N/A	154
10% decrease in sales forecasts*	(539)	N/A	(62)	(555)	N/A	(103)
15% decrease in sales forecasts*	(808)	N/A	(92)	(833)	N/A	(153)
1% increase in discount rate	(174)	(12)	(26)	(199)	(7)	(55)
1.5% increase in discount rate	(256)	(18)	(38)	(292)	(10)	(80)
1% decrease in discount rate	184	13	30	214	7	65
1.5% decrease in discount rate	281	19	47	328	11	101
10 cent appreciation of US Dollar	386	44	11	411	45	22
15 cent appreciation of US Dollar	604	69	17	645	71	36
10 cent depreciation of US Dollar	(330)	(38)	(8)	(347)	(38)	(19)
15 cent depreciation of US Dollar	(478)	(54)	(12)	(501)	(56)	(27)
10 cent appreciation of Euro	91	N/A	19	109	N/A	23
15 cent appreciation of Euro	144	N/A	30	171	N/A	36
10 cent depreciation of Euro	(79)	N/A	(16)	(91)	N/A	(19)
15 cent depreciation of Euro	(113)	N/A	(22)	(130)	N/A	(28)
10% increase in probability of milestone success	n/a	75	21	N/A	82	20
10% decrease in probability of milestone success	n/a	(75)	(10)	N/A	(82)	(10)
* The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.